CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flow from operating activities
Loss for the period	€ (15,481)	€ (13,978)	€ (8,747)
Depreciation and amortization	3,442	4,211	3,506
Foreign currency exchange differences on loans to subsidiaries	1,466	(828)	(340)
Changes in financial assets due to fair value valuation	11	(174)	119
Share-based compensation expense	671	671	604
Change in impairment of trade receivables	29	15	227
Non-cash expense on financial liabilities	1,505	874	781
Change in fair value of derivative equity forward	715	106	(2,028)
Change in inventory allowance	(1)	(21)	(417)
Interest paid	258	320	231
Interest received	(92)	(93)	(42)
Loss on disposal of intangibles and property, plant and equipment	42	354
Other	63	92	111
Change in working capital	774	1,859	(1,336)
Trade and other receivables, inventories and current assets	1,501	(759)	(1,390)
Trade payables	(781)	358	(310)
Other liabilities, contract liabilities and provisions	(417)	2,286	375
Change in restricted cash	463
Income tax payable/receivables	8	(26)	(11)
Total	(6,598)	(6,592)	(7,331)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(139)	(1,100)	(3,812)
Proceeds from disposal of financial assets	4,962	8,373	10,475
Payments to acquire financial assets	(994)	(2,725)	(8,884)
Interest received	92	93	42
Total	3,921	4,641	(2,179)
Cash Flow from financing activities
Repayment of bank overdrafts and lines of credit			(58)
Repayment of sale and leaseback obligation			(324)
Repayment of lease liabilities (2018): Repayment of finance lease obligations)	(412)	(397)	(37)
Repayment of long-term debt	(863)	(969)	(2,764)
Proceeds from issuance of long-term debt	5,000	529	1,639
Proceeds from issuance of shares			11,088
Interest paid	(258)	(320)	(231)
Total	3,467	(1,157)	9,313
Net increase (decrease) in cash and cash equivalents	790	(3,108)	(197)
Cash and cash equivalents at beginning of period	4,368	7,402	7,569
Changes to cash and equivalents due to foreign exchanges rates	166	74	30
Cash and cash equivalents at end of period	€ 5,324	€ 4,368	€ 7,402